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                                                           October 31, 2005

EDGAR FILING
------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

                  Re:      Heritage Series Trust
                           File Nos. 33-57986 and 811-7470
                           Post-Effective Amendment No. 37

Dear Sir or Madam:

     Pursuant to Section 8(c) of the Securities Act of 1933, as amended ("1933 Act"), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Heritage Series Trust ("Trust") is Post-Effective Amendment No. 37 to the Trust's currently effective Registration Statement on Form N-1A. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

     The purposes of this filing are to: (1) register Class I, Class R3 and Class R5 shares of certain series of the Trust with the Securities and Exchange Commission; (2) update certain performance information for the series of the Trust; and (3) make certain non-material changes to the Class A, Class B and Class C shares prospectus and Statement of Additional Information.

     The Trust requests that this filing be made effective January 2, 2006, pursuant to Rule 485(a)(1) under the 1933 Act. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.


                                         Very truly yours,

                                         /s/ Francine J. Rosenberger

                                         Francine J. Rosenberger

cc:  Mathew Calabro
         Heritage Asset Management, Inc.